Note 11 - Income Taxes (Details) - Income Tax Expenses ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Income Tax Expenses [Abstract]
Current tax expense	¥ 26,932		¥ 25,607	¥ 29,436
Deferred tax income	(1,067)		(1,318)	(2,278)
Income tax expense	¥ 25,865	$ 3,993	¥ 24,289	¥ 27,158